SHAREHOLDER  LETTER


Dear Shareholder:

This semiannual report for Franklin's IFT Money Market Portfolio and Franklin U.S. Government Securities Money Market Portfolio covers the period ended December 31, 2001.

The past six months have been marked by extraordinary events, the likes of which could not even be imagined.

The United States economy limped through the first half of 2001, and entered the second half of the year on the verge of recession. Unemployment stood at 4.5%, up from a low of 3.9% in October of 2000. The manufacturing sector continued to contract, and consumer confidence plunged to its lowest level in five years. Annualized Gross Domestic Product (GDP) growth of the United States for the first two quarters of the year was a mere 1.3% and 0.3%, respectively. In response, the Federal Reserve aggressively cut its federal funds target rate six times for a total of 275 basis points leading up to July.

During the second half of 2001, the economy struggled to gain traction. Corporate profits continued to disappoint, which led to job cuts and slower growth in personal income and consumption. Energy prices were stubbornly high, the global economy was slowing down, and the United States was still dealing with fallout from the negative wealth effect due to a declining stock market.

CONTENTS


Shareholder Letter .........................................................   1

Fund Reports ...............................................................

  Franklin's IFT Money Market Portfolio ....................................   4

  Franklin U.S. Government Securities Money Market Portfolio ...............   6

Financial Highlights & Statement of Investments ............................   9

Financial Statements .......................................................  13

Notes to Financial Statements ..............................................  16




FUND CATEGORY
[PYRAMID GRAPHIC]

In the months following the events of September 11, the employment picture deteriorated, consumer confidence and spending sank, and it became clear to the National Bureau of Economic Research that we were in a recession. The bureau declared that the recession began in March. Annualized GDP fell throughout the year and, in the third and fourth quarters, was -1.3% and 0.2%, respectively. The United States' first recession in 10 years may continue well into 2002.

While there is still weakness in the economy, we are finally beginning to see some signs of recovery. Housing starts finished the year on a strong note. Interest rates remain low, as we are fresh off the largest refinancing wave in U.S. history. The monetary stimulus of the past year should continue to benefit the economy, and any fiscal stimulus package will only add to future growth. In addition, without inflation pressures, interest rates could very well remain at these levels for most of the next year. We expect there will be a recovery; the questions that remain are when and to what magnitude.

Please remember, this discussion reflects our views and opinions, as well as the portfolios' holdings, as of December 31, 2001, the end of the reporting period. Market and economic conditions, however, are changing constantly, which can be expected to affect our strategies and the Funds' portfolio compositions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Charles B. Johnson

Charles B. Johnson
Chairman
Franklin's Institutional Fiduciary Trust

THE MONEY MARKET PORTFOLIO
Portfolio Composition
12/31/01

[PIE CHART]

Commercial Paper                                                           47.4%

Certificates of Deposit                                                    29.2%

U.S. Government Securities                                                 11.8%

Repurchase Agreements                                                      11.1%

Bank Notes                                                                  0.5%

FRANKLIN'S  IFT
MONEY  MARKET  PORTFOLIO


Franklin's IFT Money Market Portfolio (the Fund) seeks to provide a high level of current income, consistent with capital preservation and liquidity. The Fund invests all of its assets in shares of The Money Market Portfolio (the Portfolio), which has the same investment objective as the Fund's. The Portfolio, in turn, invests in various money market instruments such as:

-  U.S. government and federal agency obligations(1)
-  Certificates of deposit
-  Bank notes
-  High grade commercial paper
-  High grade short-term corporate obligations
-  Repurchase agreements collateralized by U.S. government securities(1)

The Portfolio's composition as a percentage of total investments on December 31, 2001 is shown to the left.


1. U.S. government securities, unlike federal agency obligations, are guaranteed by the U.S. government as to the timely payment of principal and interest. However, a guarantee as to the timely payment of principal and interest does not guarantee the value or the yield of these securities, nor does it guarantee the value of a mutual fund's shares.

     An investment in Franklin's IFT Money Market Portfolio is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained. It is possible to lose money by investing in the Fund.

     You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 10 of this report.

PERFORMANCE  SUMMARY


Reflecting the decline in short term interest rates during the reporting period, the Fund's seven-day effective yield began the reporting period at 4.04% on June 30, 2001 and ended at 2.05% on December 31, 2001. The average weighted maturity was 73 days as of June 30, 2001, compared to 56 days as of December 31, 2001.


FRANKLIN'S IFT MONEY MARKET PORTFOLIO
Total Returns vs.
Lipper Institutional Money Market Funds Index(2)
Period Ended December 31, 2001

[BAR CHART]

One-Year                                                            4.15%  4.16%

Three-Year                                                         16.07% 16.47%

Five-Year                                                          29.19% 29.58%

Ten-Year                                                           60.86% 60.24%

Franklin's IFT Money Market Portfolio

Lipper Institutional Money Market Funds Index


FRANKLIN'S
IFT MONEY MARKET PORTFOLIO
Period Ended December 31, 2001

Seven-day current yield(3)                                                 2.03%

Seven-day effective yield(3)                                               2.05%

Average Weighted Maturity                                                56 days


2. Source for Lipper Institutional Money Market Funds Index is Lipper Analytical Services, Inc. As of December 31, 2001, there were 211 funds in the institutional money market funds category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.

3. The seven-day effective yield assumes the compounding of daily dividends. Current and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on Portfolio investments and Fund expenses. Franklin Advisers, Inc., the Fund's administrator and manager of the underlying portfolio, agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.35% per annum of average net assets. Without these reductions, the Fund's current and effective 7-day yields for the period would have been 2.02% and 2.04%, respectively. Franklin Advisers, Inc. may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.


Past performance does not guarantee future results.                            5

U.S. GOVERNMENT SECURITIES
MONEY MARKET PORTFOLIO
Portfolio Composition
12/31/01

[PIE CHART]

Repurchase Agreements                                                      64.0%

U.S. Treasury  Notes                                                       18.1%

U.S. Treasury  Bills                                                       17.9%


FRANKLIN  U.S. GOVERNMENT
SECURITIES  MONEY  MARKET  PORTFOLIO


The Franklin U.S. Government Securities Money Market Portfolio (the Fund) seeks to provide a high level of current income, consistent with capital preservation and liquidity. It pursues its objective by investing all of its assets in shares of the U.S. Government Securities Money Market Portfolio (the Portfolio), which has an investment objective identical to the Fund's. The Portfolio, in turn, invests primarily in repurchase agreements collateralized by U.S. government securities, stripped securities (which are separate income and principal components of a debt security) and in marketable securities issued or guaranteed by the U.S. government, its agencies and instrumentalities.(4) The Portfolio's composition as a percentage of total investments on December 31, 2001 is shown to the left.


4. U.S. government securities, unlike federal agency obligations, are guaranteed by the U.S. government as to the timely payment of principal and interest. However, a guarantee as to the timely payment of principal and interest does not guarantee the value or the yield of these securities, nor does it guarantee the value of a mutual fund's shares.

     An investment in the Franklin U.S. Government Securities Money Market Portfolio is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained. It is possible to lose money by investing in the Fund.

     You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 12 of this report.

Franklin Templeton provides extended times for placing trades in the Franklin U.S. Government Securities Money Market Portfolio. Investors may purchase and redeem shares each business day, up to 4:30 p.m. Eastern time (1:30 p.m. Pacific time). This feature gives our shareholders the opportunity to invest monies received late in the day and earn same-day dividends, rather than allow the money to remain idle overnight or over a weekend. When purchasing shares of the Fund, investors may also request next-day settlement exchanges to other money market funds in the Trust.(5)


5. The exchange program may be modified or discontinued by the Fund. Certain funds do not permit timing accounts or there may be certain restrictions, as detailed in each Fund's prospectus.

FRANKLIN U.S. GOVERNMENT
SECURITIES MONEY MARKET PORTFOLIO

Period Ended December 31, 2001

Seven-day current yield(7)                                                 1.88%

Seven-day effective yield(7)                                               1.89%

Average Weighted Maturity                                                27 days


6. Source for Lipper Institutional U.S. Government Money Market Funds Index is Lipper Analytical Services, Inc. As of December 31, 2001, there were 115 funds in the institutional U.S. government money market funds category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.

7. The seven-day effective yield assumes the compounding of daily dividends. Annualized and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on Portfolio investments and Fund expenses.


PERFORMANCE  SUMMARY


Reflecting the decline in short term interest rates, the Fund's seven-day effective yield began the reporting period at 3.70% on June 30, 2001 and ended at 1.89% on December 31, 2001. The average weighted maturity was 62 days as of June 30, 2001, compared to 27 days as of December 31, 2001.


FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO
Total Returns vs.
Lipper Institutional U.S. Government Money Market Funds Index(6)
Period Ended December 31, 2001

[BAR CHART]

One-Year                                                            3.81%  3.79%
Three-Year                                                         15.15% 15.03%
Five-Year                                                          27.84% 27.24%
Ten-Year                                                           58.27% 55.90%

Franklin U.S. Government Securities Money Market Portfolio

Lipper Institutional U.S. Government Money Market Funds Index


Franklin Advisers, Inc., the Fund's administrator and manager of the underlying portfolio, agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.35% per annum of average net assets. Without these reductions, the Fund's current and effective 7-day yields for the period would have been 1.80% and 1.82%, respectively. Franklin Advisers, Inc. may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.


8                            Past performance does not guarantee future results.

INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights

MONEY MARKET PORTFOLIO

                                                     SIX MONTHS ENDED                           YEAR ENDED JUNE 30,
                                                     DECEMBER 31, 2001  -----------------------------------------------------------
                                                        (UNAUDITED)           2001         2000         1999       1998       1997
                                                     ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............         $1.00            $1.00        $1.00        $1.00      $1.00      $1.00
                                                     ------------------------------------------------------------------------------
Income from investment operations -
  net investment income ...........................          .016             .057         .054         .049       .054       .053

Less distributions from net investment income .....         (.016)           (.057)       (.054)       (.049)     (.054)     (.053)
                                                     ------------------------------------------------------------------------------
Net asset value, end of period ....................         $1.00            $1.00        $1.00        $1.00      $1.00      $1.00
                                                     ==============================================================================
Total return(a) ...................................         1.56%            5.84%        5.54%        5.02%      5.58%      5.42%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................    $2,898,342       $2,046,618   $1,010,170   $1,289,010   $175,881   $185,088
Ratios to average net assets:
  Expenses(b) .....................................          .35%(c)          .35%         .35%         .31%       .20%       .20%
  Expenses excluding waiver and payments by
    affiliate(b) ..................................          .38%(c)          .37%         .40%         .33%       .24%       .24%
  Net investment income ...........................         3.03%(c)         5.64%        5.48%        4.82%      5.44%      5.27%

(a)  Total return is not annualized for periods less than one year.
(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.
(c)  Annualized


                       See notes to financial statements.                      9

INSTITUTIONAL FIDUCIARY TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (UNAUDITED)

MONEY MARKET PORTFOLIO                                                             SHARES           VALUE
---------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS 100.0%
The Money Market Portfolio (Note 1)(COST $2,899,308,488) .....................  2,899,308,488   $2,899,308,488
OTHER ASSETS, LESS LIABILITIES ...............................................                        (966,281)
                                                                                                --------------
NET ASSETS 100.0% ............................................................                  $2,898,342,207
                                                                                                ==============


10                     See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights

FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                     SIX MONTHS ENDED                           YEAR ENDED JUNE 30,
                                                     DECEMBER 31, 2001  -----------------------------------------------------------
                                                        (UNAUDITED)          2001        2000         1999        1998        1997
                                                     ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............          $1.00          $1.00       $1.00        $1.00       $1.00       $1.00
                                                     ------------------------------------------------------------------------------
Income from investment operations -
  net investment income ...........................           .014           .054        .051         .047        .054        .052
Less distributions from net investment income .....          (.014)         (.054)      (.051)       (.047)      (.054)      (.052)
                                                     ------------------------------------------------------------------------------
Net asset value, end of period ....................          $1.00          $1.00       $1.00        $1.00       $1.00       $1.00
                                                     ==============================================================================

Total return(a) ...................................          1.41%          5.52%       5.27%        4.82%       5.51%       5.29%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) .................        $77,436        $53,887     $56,436     $111,566    $131,151    $136,705
Ratios to average net assets:
  Expenses(b) .....................................           .35%(c)        .35%        .35%         .30%        .20%        .20%
  Expenses excluding waiver and payments by
   affiliate(b) ...................................           .45%(c)        .46%        .43%         .34%        .26%        .26%
  Net investment income ...........................          2.73%(c)       5.40%       5.08%        4.69%       5.34%       5.14%

(a)  Total return is not annualized for periods less than one year.
(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.
(c)  Annualized


                       See notes to financial statements.                     11

INSTITUTIONAL FIDUCIARY TRUST
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (UNAUDITED)

FRANKLIN U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                   SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS 100.1%
The U.S. Government Securities Money Market Portfolio (Note 1) (COST $77,488,366) .......  77,488,366    $77,488,366
OTHER ASSETS, LESS LIABILITIES (.1)% ....................................................                    (51,963)
                                                                                                         -----------
NET ASSETS 100.0% .......................................................................                $77,436,403
                                                                                                         ===========


12                     See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (UNAUDITED)

                                                                                                          FRANKLIN U.S.
                                                                                                           GOVERNMENT
                                                                                       MONEY MARKET     SECURITIES MONEY
                                                                                        PORTFOLIO       MARKET PORTFOLIO
                                                                                      -----------------------------------
Assets:
 Investments in securities, at value and cost ......................................  $2,899,308,488          $77,488,366
 Other assets ......................................................................          76,473                   --
                                                                                      -----------------------------------
     Total assets ..................................................................   2,899,384,961           77,488,366
                                                                                      -----------------------------------

Liabilities:

 Payables:
  Affiliates .......................................................................         426,600                7,212
  Professional fees ................................................................          11,300                4,924
  Unaffiliated transfer agent fees .................................................          12,674                3,469
 Distributions to shareholders .....................................................         590,266               23,117
 Other liabilities .................................................................           1,914               13,241
                                                                                      -----------------------------------
     Total liabilities .............................................................       1,042,754               51,963
                                                                                      -----------------------------------
Net assets, at value ...............................................................  $2,898,342,207          $77,436,403
                                                                                      ===================================
Shares outstanding .................................................................   2,898,342,207           77,436,403
                                                                                      ===================================
Net asset value per share ..........................................................           $1.00                $1.00
                                                                                      ===================================


                       See notes to financial statements.                     13

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                                                                          FRANKLIN U.S.
                                                                                                           GOVERNMENT
                                                                                       MONEY MARKET     SECURITIES MONEY
                                                                                        PORTFOLIO       MARKET PORTFOLIO
                                                                                      -----------------------------------
Investment income:
 Dividends .........................................................................    $34,991,499              $861,757
                                                                                      -----------------------------------
Expenses:
 Administrative fees (Note 3) ......................................................      2,168,126                58,970
 Transfer agent fees (Note 3) ......................................................         46,913                 6,836
 Reports to shareholders ...........................................................          3,209                 1,587
 Registration and filing fees ......................................................         99,767                 7,257
 Professional fees .................................................................         19,418                 6,526
 Trustees' fees and expenses .......................................................         15,924                   672
 Other .............................................................................          5,581                 4,236
                                                                                      -----------------------------------
     Total expenses ................................................................      2,358,938                86,084
     Expenses waived/paid by affiliate (Note 3) ....................................       (192,576)              (26,679)
                                                                                      -----------------------------------
      Net expenses .................................................................      2,166,362                59,405
                                                                                      -----------------------------------
       Net investment income .......................................................     32,825,137               802,352
                                                                                      -----------------------------------
Net increase in net assets resulting from operations ...............................    $32,825,137              $802,352
                                                                                      ===================================


14                     See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 2001

                                                                                              FRANKLIN U.S. GOVERNMENT SECURITIES
                                                           MONEY MARKET PORTFOLIO                    MONEY MARKET PORTFOLIO
                                                    -----------------------------------------------------------------------------
                                                        SIX MONTHS             YEAR               SIX MONTHS            YEAR
                                                          ENDED                ENDED                ENDED               ENDED
                                                    DECEMBER 31, 2001      JUNE 30, 2001      DECEMBER 31, 2001     JUNE 30, 2001
                                                    -----------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..........................   $    32,825,137      $    74,256,561      $       802,352      $   3,173,304
 Distributions to shareholders from
  net investment income ..........................       (32,825,137)         (74,256,561)            (802,352)        (3,173,304)
 Capital share transactions (Note 2) .............       851,724,167        1,036,448,242           23,549,265         (2,548,666)
                                                    -----------------------------------------------------------------------------
     Net increase (decrease) in net assets .......       851,724,167        1,036,448,242           23,549,265         (2,548,666)
Net assets (there is no undistributed net
 investment income at beginning or end of period):
  Beginning of period ............................     2,046,618,040        1,010,169,798           53,887,138         56,435,804
                                                    -----------------------------------------------------------------------------
  End of period ..................................   $ 2,898,342,207      $ 2,046,618,040      $    77,436,403      $  53,887,138
                                                    =============================================================================


                       See notes to financial statements.                     15

INSTITUTIONAL FIDUCIARY TRUST
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of three separate series (the Funds). All Funds included in this report are diversified. The investment objective of the Funds included in this report is to seek high current income consistent with the preservation of capital and liquidity.

The Institutional Fiduciary Trust Money Market Portfolio (Money Market Fund) and the Franklin U.S. Government Securities Money Market Portfolio (U.S. Government
Fund) invest substantially all of their assets in The Money Market Portfolio and The U.S. Government Securities Money Market Portfolio (the Portfolios), respectively. The Portfolios are registered under the Investment Company Act of 1940 as diversified, open-end investment companies having the same investment objectives as the Funds'. The financial statements of the Portfolios, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

The following summarizes the Funds' significant accounting policies.

a. SECURITY VALUATION:

The Money Market Fund and the U.S. Government Fund hold Portfolio shares that are valued at their proportionate interest in the net asset values of The Money Market Portfolio and The U.S. Government Securities Money Market Portfolio, respectively. At December 31, 2001, the Money Market Fund owns 52.80% of The Money Market Portfolio and the U.S. Government Fund owns 34.75% of The U.S. Government Securities Money Market Portfolio.

b. INCOME TAXES:

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily and distributed monthly.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

d. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

INSTITUTIONAL FIDUCIARY TRUST
Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2001, there were an unlimited number of shares authorized (no par value). Transactions in the Funds' shares were as follows:

                                                                                          FRANKLIN
                                                                                       U.S. GOVERNMENT
                                                                                         SECURITIES
                                                                      MONEY MARKET      MONEY MARKET
                                                                       PORTFOLIO         PORTFOLIO
                                                                   -----------------------------------
Six months ended December 31, 2001
 Shares sold ....................................................  $  8,159,774,384    $   103,451,412
 Shares issued in reinvestment of distributions .................        28,207,550            703,976
 Shares redeemed ................................................    (7,336,257,767)       (80,606,123)
                                                                   -----------------------------------
   Net increase .................................................  $    851,724,167    $    23,549,265
                                                                   ===================================
Year ended June 30, 2001
 Shares sold ....................................................  $ 11,733,774,663    $   257,062,374
 Shares issued in reinvestment of distributions .................        71,755,716          2,743,380
 Shares redeemed ................................................   (10,769,082,137)      (262,354,420)
                                                                   -----------------------------------
   Net increase (decrease) ......................................  $  1,036,448,242    $    (2,548,666)
                                                                   ===================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Funds are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/ Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC (Investor Services), the Funds' administrative manager, principal underwriter, and transfer agent, respectively, and of the Portfolios.

Shares of the Money Market Fund are offered to other investment companies managed by Advisers, or its affiliates. At December 31, 2001, investment companies managed by Advisers or its affiliates owned 2,112,632,371 shares of the Money Market Fund.

The Funds pay an administrative fee to Advisers of .20% per year of the average daily net assets of each Fund. Advisers agreed in advance to waive administrative fees as noted in the Statement of Operations.

The Funds paid transfer agent fees of $53,749, of which $1,630 was paid to Investor Services.

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE MONEY MARKET PORTFOLIO

                                                SIX MONTHS ENDED                            YEAR ENDED JUNE 30,
                                                DECEMBER 31, 2001   --------------------------------------------------------------
                                                   (UNAUDITED)            2001         2000         1999         1998         1997
                                                ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
period)
Net asset value, beginning of period .........           $1.00           $1.00        $1.00        $1.00        $1.00        $1.00
                                                ----------------------------------------------------------------------------------
Income from investment operations - net
 investment income ...........................            .017            .059         .056         .051         .055         .053
Less distributions from net investment
 income ......................................           (.017)          (.059)       (.056)       (.051)       (.055)       (.053)
                                                ----------------------------------------------------------------------------------
Net asset value, end of period ...............           $1.00           $1.00        $1.00        $1.00        $1.00        $1.00
                                                ==================================================================================

Total return(a) ..............................           1.67%           6.08%        5.75%        5.18%        5.64%        5.47%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ............      $5,491,104      $4,490,919   $4,144,043   $3,672,404   $2,043,629   $1,773,546
Ratios to average net assets:
 Expenses ....................................            .15%(b)         .15%         .15%         .15%         .15%         .15%
 Expenses excluding waiver and payments
 by affiliate ................................            .16%(b)         .16%         .16%         .15%         .16%         .16%
 Net investment income .......................           3.28%(b)        5.91%        5.65%        5.04%        5.50%        5.34%

(a)  Total return is not annualized for periods less than one year.
(b)  Annualized


18                     See notes to financial statements.

THE  MONEY  MARKET  PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (UNAUDITED)

                                                                                     PRINCIPAL
   THE MONEY MARKET PORTFOLIO                                                          AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------
   BANK NOTES .5%
   Bank of America NT & SA, 2.40%, 1/04/02 (COST $25,000,810) ................    $   25,000,000    $   25,000,810
                                                                                                    --------------
   CERTIFICATES OF DEPOSIT 29.1%
   ABN AMRO Bank NV, Chicago Branch, 1.82%, 4/09/02 ..........................        50,000,000        50,002,706
   Australia & New Zealand Banking Group Ltd., New York Branch, 2.12% - 2.51%,
    1/02/02 - 1/14/02 ........................................................       125,000,000       125,001,138
   Bank of Montreal, Chicago Branch, 1.90% - 3.65%, 2/20/02 - 2/26/02 ........       100,000,000       100,001,451
   Barclays Bank PLC, New York Branch, 4.41% - 4.85%, 3/04/02 - 4/16/02 ......       150,000,000       149,999,452
   Bayerische Landesbank Girozen, New York Branch, 2.26%, 1/17/02 - 1/18/02 ..       100,000,000       100,000,456
   Credit Agricole, New York Branch, 2.11% - 2.47%, 1/15/02 - 3/20/02 ........       150,000,000       150,000,401
   Deutsche Bank AG, New York Branch, 2.27% - 5.20%, 1/14/02 - 3/22/02 .......       150,000,000       150,002,367
   Dexia Bank, New York Branch, 2.045% - 4.24%, 1/31/02 - 5/23/02 ............       150,000,000       150,002,098
   Dresdner Bank AG, New York Branch, 2.02%, 2/12/02 .........................        50,000,000        50,000,580
   Lloyds Bank PLC, New York Branch, 1.72% - 2.01%, 4/01/02 - 4/30/02 ........       150,000,000       150,004,264
   Rabobank Nederland NV, New York Branch, 1.995% - 5.20%, 1/30/02 - 2/19/02 .       125,000,000       125,000,954
   Royal Bank of Canada, New York Branch, 4.025%, 7/02/02 ....................        50,000,000        50,002,429
   Svenska Handelsbanken, New York Branch, 2.00%, 2/21/02 ....................        50,000,000        50,000,704
   Toronto Dominion Bank, New York Branch, 3.615%, 1/22/02 ...................        50,000,000        50,001,731
   UBS AG, Connecticut Branch, 1.75% - 4.01%, 2/22/02 - 7/02/02 ..............       150,000,000       150,111,221
                                                                                                    --------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $1,600,131,952) .......................                       1,600,131,952
                                                                                                    --------------
(a)COMMERCIAL PAPER 47.2%
   Abbey National North America Corp., 1.935% - 3.94%, 1/28/02 - 4/18/02 .....       150,000,000       149,419,357
   Abbott Laboratories, 1.85%, 1/16/02 - 1/18/02 .............................        50,000,000        49,958,889
   ABN Amro North American Finance Inc., 1.78% - 3.45%, 2/07/02 - 4/08/02 ....       100,000,000        99,582,903
   Asset Securitization Cooperative Corp., 2.25%, 1/23/02 - 1/25/02 ..........       150,000,000       149,784,375
   Bank of Montreal, 1.725%, 4/25/02 .........................................        50,000,000        49,726,875
   Canadian Wheat Board, 1.77% - 2.09%, 3/13/02 - 4/10/02 ....................       150,000,000       149,367,925
   Commonwealth Bank of Australia, 1.84% - 2.165%, 1/29/02 - 6/07/02 .........       100,000,000        99,514,583
   Delaware Funding Corp., 1.87% - 1.90%, 1/14/02 - 1/17/02 ..................        70,234,000        70,181,159
   Forrestal Funding Master Trust, 1.88% - 1.90%, 1/22/02 - 1/31/02 ..........       128,313,000       128,149,893
   General Electric Capital Corp., 2.03% - 3.86%, 2/01/02 - 3/25/02 ..........       150,000,000       149,383,521
   Goldman Sachs Group Inc., 2.50%, 1/03/02 - 1/07/02 ........................       150,000,000       149,961,805
   Halifax PLC, 1.98% - 3.345%, 2/08/02 - 4/26/02 ............................       150,000,000       149,266,264
   ING America Insurance Holdings, 1.88% - 2.00%, 3/12/02 - 3/26/02 ..........        50,000,000        49,791,944
   Internationale Ned. U.S. Funding, 3.375%, 2/14/02 .........................        50,000,000        49,793,750
   Morgan Stanley Dean Witter & Co. Inc., 2.35%, 1/08/02 - 1/10/02 ...........       150,000,000       149,921,667
   National Australia Funding, 1.86%, 1/02/02 - 1/03/02 ......................        50,000,000        49,996,125
   Nestle Capital Corp., 1.99% - 2.23%, 3/27/02 - 4/19/02 ....................       150,000,000       149,135,264
   Procter & Gamble Co., 1.89% - 2.00%, 2/27/02 - 3/07/02 ....................       150,000,000       149,517,569
   Province of British Columbia, 1.83%, 6/05/02 ..............................        22,200,000        22,025,083
   Rabobank Nederland NV, 3.36%, 2/25/02 .....................................        25,000,000        24,871,667
   Royal Bank of Canada, 1.98% - 3.75%, 2/04/02 - 3/15/02 ....................       105,000,000       104,608,597
   Salomon Smith Barney Inc., 1.65%, 1/02/02 .................................       150,000,000       149,993,125
   SBC Communications Inc., 2.00%, 2/13/02 ...................................        50,000,000        49,880,555
   Societe Generale of North America Inc., 1.82%, 3/05/02 - 3/08/02 ..........       150,000,000       149,512,139

THE  MONEY  MARKET  PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (UNAUDITED) (CONT.)

                                                                                     PRINCIPAL
   THE MONEY MARKET PORTFOLIO                                                          AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------
(a)COMMERCIAL PAPER (CONT.)
   Svenska Handelsbanken Inc., 3.36%, 2/25/02 ................................    $   25,000,000    $   24,871,667
   Westpac Capital Corp., 2.07% - 2.43%, 2/05/02 - 3/26/02 ...................        75,000,000        74,757,625
                                                                                                    --------------
   TOTAL COMMERCIAL PAPER (COST $2,592,974,326) ..............................                       2,592,974,326
                                                                                                    --------------

   U.S. GOVERNMENT AGENCY SECURITIES 11.7%
   Fannie Mae, 1.68% - 1.85%, 4/02/02 - 6/06/02 ..............................       448,043,000       445,693,594

   Federal Home Loan Mortgage Corp., 1.71% - 3.55%, 3/11/02 - 6/19/02 ........       200,000,000       198,342,889
                                                                                                    --------------
   TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $644,036,483) ...............                         644,036,483
                                                                                                    --------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $4,862,143,571) ......                       4,862,143,571
                                                                                                    --------------

(b)REPURCHASE AGREEMENTS 11.1%
   Barclays Capital Inc., 1.55%, 1/02/02 (Maturity Value $119,705,307) .......       119,695,000       119,695,000
    Collateralized by U.S. Treasury Notes
   Deutsche Banc Alex Brown Inc., 1.35%, 1/02/02 (Maturity Value $119,703,977)       119,695,000       119,695,000
    Collateralized by U.S. Treasury Notes
   Morgan Stanley & Co. Inc., 1.50%, 1/02/02 (Maturity Value $119,704,975) ...       119,695,000       119,695,000
    Collateralized by U.S. Treasury Notes
   UBS Warburg LLC, 1.70%, 1/02/02 (Maturity Value $250,023,611) .............       250,000,000       250,000,000
    Collateralized by U.S. Government Agency Coupons
                                                                                                    --------------
   TOTAL REPURCHASE AGREEMENTS (COST $609,085,000) ...........................                         609,085,000
                                                                                                    --------------
   TOTAL INVESTMENTS (COST $5,471,228,571) 99.6% .............................                       5,471,228,571
   OTHER ASSETS, LESS LIABILITIES .4% ........................................                          19,875,565
                                                                                                    --------------
NET ASSETS 100.0% ............................................................                      $5,491,104,136
                                                                                                    ==============

(a) Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.
(b) See note 1(b) regarding repurchase agreements.


20                     See notes to financial statements.

THE  MONEY  MARKET  PORTFOLIOS
Financial Highlights

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                       SIX MONTHS ENDED                       YEAR ENDED JUNE 30,
                                                       DECEMBER 31, 2001  ----------------------------------------------------------
                                                          (UNAUDITED)        2001        2000        1999        1998        1997
                                                       -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ................      $   1.00        $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                       -----------------------------------------------------------------------------
Income from investment operations - net investment
  income ............................................          .015            .056        .054        .049        .054        .052
Less distributions from net investment income .......         (.015)          (.056)      (.054)      (.049)      (.054)      (.052)
                                                       -----------------------------------------------------------------------------
Net asset value, end of period ......................      $   1.00        $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                                       =============================================================================

Total return(a) .....................................          1.52%           5.75%       5.48%       4.97%       5.53%       5.34%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................      $222,995        $186,718    $221,993    $258,458    $263,226    $285,629
Ratios to average net assets:
  Expenses ..........................................            15%(b)         .15%        .15%        .15%        .15%        .15%

  Expenses excluding waiver and payments by affiliate            16%(b)         .16%        .16%        .15%        .16%        .16%
  Net investment income .............................          2.98%(b)        5.63%       5.36%       4.84%       5.40%       5.20%

(a) Total return is not annualized for periods less than one year.
(b) Annualized


                       See notes to financial statements.                     21

THE  MONEY  MARKET  PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (UNAUDITED)

                                                                                                  PRINCIPAL
   THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                            AMOUNT          VALUE
----------------------------------------------------------------------------------------------------------------------------
   GOVERNMENT SECURITIES 35.9%
   U.S. Treasury Bill, 2/14/02 .............................................................    $ 10,000,000    $  9,977,817
   U.S. Treasury Bill, 2/28/02 .............................................................      10,000,000       9,948,122
   U.S. Treasury Bill, 3/07/02 .............................................................      10,000,000       9,968,944
   U.S. Treasury Bill, 3/21/02 .............................................................      10,000,000       9,963,133
   U.S. Treasury Note, 6.25%, 1/31/02 ......................................................      20,000,000      20,038,367
   U.S. Treasury Note, 6.375%, 4/30/02 .....................................................       5,000,000       5,044,027
   U.S. Treasury Note, 6.625%, 4/30/02 .....................................................      10,000,000      10,106,327
   U.S. Treasury Note, 6.625%, 5/31/02 .....................................................       5,000,000       5,053,611
                                                                                                                ------------
   TOTAL GOVERNMENT SECURITIES (COST $80,100,348) ..........................................                      80,100,348
                                                                                                                ------------
(a)REPURCHASE AGREEMENTS 63.8%
   ABN AMRO Inc., 1.50%, 1/02/02 (Maturity Value $9,000,750) ...............................       9,000,000       9,000,000
     Collateralized by U.S. Treasury Bill
   Barclays Capital Inc., 1.55%, 1/02/02 (Maturity Value $29,402,532) ......................      29,400,000      29,400,000
     Collateralized by U.S. Treasury Notes
   Bear, Stearns & Co. Inc., 1.65%, 1/02/02 (Maturity Value $9,000,825) ....................       9,000,000       9,000,000
     Collateralized by U.S. Treasury Notes
   BMO Nesbitt Burns Corp., 1.65%, 1/02/02 (Maturity Value $9,000,825) .....................       9,000,000       9,000,000
     Collateralized by U.S. Treasury Notes
   Deutsche Banc Alex. Brown Inc., 1.35%, 1/02/02 (Maturity Value $29,402,205) .............      29,400,000      29,400,000
     Collateralized by U.S. Treasury Notes
   Dresdner Kleinwort Wasserstein Securities LLC, 1.55%, 1/02/02 (Maturity Value $9,000,775)       9,000,000       9,000,000
     Collateralized by U.S. Treasury Notes
   Morgan Stanley & Co. Inc., 1.50%, 1/02/02 (Maturity Value $29,402,450) ..................      29,400,000      29,400,000
     Collateralized by U.S. Treasury Notes
   SG Cowen Securities Corp., 1.55%, 1/02/02 (Maturity Value $9,000,775) ...................       9,000,000       9,000,000
     Collateralized by U.S. Treasury Notes
   UBS Warburg LLC., 1.65%, 1/02/02 (Maturity Value $9,000,825) ............................       9,000,000       9,000,000
     Collateralized by U.S. Treasury Bond
                                                                                                                ------------
   TOTAL REPURCHASE AGREEMENTS (COST $142,200,000) .........................................                     142,200,000
                                                                                                                ------------
   TOTAL INVESTMENTS (COST $222,300,348) 99.7% .............................................                     222,300,348
   OTHER ASSETS, LESS LIABILITIES .3% ......................................................                         694,203
                                                                                                                ------------
   NET ASSETS 100.0% .......................................................................                    $222,994,551
                                                                                                                ============

(a) See note 1(b) regarding repurchase agreements.


22                     See notes to financial statements.

THE  MONEY  MARKET  PORTFOLIOS
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (UNAUDITED)

                                                                       THE U.S.
                                                                      GOVERNMENT
                                                       THE            SECURITIES
                                                   MONEY MARKET      MONEY MARKET
                                                    PORTFOLIO         PORTFOLIO
                                                  --------------------------------
Assets:
  Investments in securities, at value and cost    $4,862,143,571    $   80,100,348
  Repurchase agreements, at value and cost ...       609,085,000       142,200,000
  Cash .......................................             2,354               891
  Interest receivable ........................        20,547,620           726,259
                                                  --------------------------------
         Total assets ........................     5,491,778,545       223,027,498
                                                  --------------------------------
Liabilities:
  Payables:
    Affiliates ...............................           611,146            25,049
    Professional fees ........................            24,386             5,179
  Other liabilities ..........................            38,877             2,719
                                                  --------------------------------
         Total liabilities ...................           674,409            32,947
                                                  --------------------------------
Net assets, at value .........................    $5,491,104,136    $  222,994,551
                                                  ================================
Shares outstanding ...........................     5,491,104,136       222,994,551
                                                  ================================
Net asset value per share ....................    $         1.00    $         1.00
                                                  ================================

                       See notes to financial statements.                     23

THE  MONEY  MARKET  PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                                           THE U.S.
                                                                          GOVERNMENT
                                                            THE           SECURITIES
                                                        MONEY MARKET     MONEY MARKET
                                                          PORTFOLIO       PORTFOLIO
                                                        ------------------------------
Investment income:
  Interest .........................................    $ 80,815,759     $  3,080,922
Expenses:
  Management fees (Note 3) .........................       3,551,889          148,468
  Transfer agent fees (Note 3) .....................          92,142            3,113
  Custodian fees ...................................          20,830              963
  Reports to shareholders ..........................           5,222              376
  Professional fees ................................          18,187            8,711
  Trustees' fees and expenses ......................           5,639              245
  Other ............................................          22,803            1,821
         Total expenses ............................       3,716,712          163,697
         Expenses waived/paid by affiliate (Note 3)         (161,734)         (14,866)
           Net expenses ............................       3,554,978          148,831
             Net investment income .................      77,260,781        2,932,091
Net realized gain from investments .................          83,083               --
Net increase in net assets resulting from operations    $ 77,343,864     $  2,932,091

24                     See notes to financial statements.

THE  MONEY  MARKET  PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 2001

                                                                                                THE U.S. GOVERNMENT SECURITIES
                                                            THE MONEY MARKET PORTFOLIO              MONEY MARKET PORTFOLIO
                                                       ---------------------------------------------------------------------------
                                                          SIX MONTHS             YEAR             SIX MONTHS            YEAR
                                                             ENDED               ENDED               ENDED              ENDED
                                                       DECEMBER 31, 2001     JUNE 30, 2001     DECEMBER 31, 2001    JUNE 30, 2001
                                                       ---------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ..........................   $   77,260,781      $  240,810,924      $    2,932,091      $   11,219,781
    Net realized gain (loss) from investments ......           83,083              (5,085)                 --                  --
                                                       ---------------------------------------------------------------------------
         Net increase in net assets resulting
           from operations .........................       77,343,864         240,805,839           2,932,091          11,219,781
  Distributions to shareholders from net
    investment income ..............................      (77,343,864)(a)    (240,805,839)(b)      (2,932,091)        (11,219,781)
  Capital share transactions (Note 2) ..............    1,000,184,909         376,876,187          36,276,422         (35,274,816)
                                                       ---------------------------------------------------------------------------
         Net increase (decrease) in net assets .....    1,000,184,909         376,876,187          36,276,422         (35,274,816)
Net assets (there is no undistributed net investment
  income at beginning or end of period):
    Beginning of period ............................    4,490,919,227       4,114,043,040         186,718,129         221,992,945
                                                       ---------------------------------------------------------------------------
    End of period ..................................   $5,491,104,136      $4,490,919,227      $  222,994,551      $  186,718,129
                                                       ===========================================================================

(a) Distributions were increased by a net realized gain from investments of $83,083.
(b) Distributions were decreased by a net realized loss from investments of $5,085.


                       See notes to financial statements.                     25

THE  MONEY  MARKET  PORTFOLIOS
Notes to Financial Statements (unaudited)


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

a.  SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

b.  REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 2001, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

c.  INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d.  SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e.  ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

THE  MONEY  MARKET  PORTFOLIOS
Notes to Financial Statements (unaudited) (continued)


2.  SHARES OF BENEFICIAL INTEREST

At December 31, 2001, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                               THE
                                                           THE           U.S. GOVERNMENT
                                                      MONEY MARKET       SECURITIES MONEY
                                                        PORTFOLIO        MARKET PORTFOLIO
                                                    --------------------------------------
Six months ended December 31, 2001
  Shares sold ..................................    $  4,677,344,481     $    155,247,423
  Shares issued in reinvestment of distributions          77,344,814            2,932,300
  Shares redeemed ..............................      (3,754,504,386)        (121,903,301)
                                                    --------------------------------------
        Net increase ...........................    $  1,000,184,909     $     36,276,422
                                                    ======================================
Year ended June 30, 2001
  Shares sold ..................................    $ 24,764,437,164     $    619,229,326
  Shares issued in reinvestment of distributions         241,376,023           11,219,610
  Shares redeemed ..............................     (24,628,937,000)        (665,723,752)
                                                    --------------------------------------
        Net increase (decrease) ................    $    376,876,187     $    (35,274,816)
                                                    ======================================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/ Templeton Investor Services, LLC (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees as noted in the Statements of Operations.

At December 31, 2001, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                        PERCENTAGE OF
                                                                           SHARES     OUTSTANDING SHARES
                                                                       ---------------------------------
Institutional Fiduciary Trust - Money Market Portfolio ............    2,899,308,488        52.80%
Franklin Money Fund ...............................................    2,329,214,830        42.42%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund .......      176,157,641         3.21%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund       86,423,177         1.57%

THE  MONEY  MARKET  PORTFOLIOS
Notes to Financial Statements (unaudited) (continued)


3.  TRANSACTIONS WITH AFFILIATES (CONT.)

At December 31, 2001, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                                             PERCENTAGE OF
                                                                                                 SHARES    OUTSTANDING SHARES
                                                                                              -------------------------------
Institutional Fiduciary Trust - Franklin U.S. Government Securities Money Market Portfolio     77,488,366        34.75%
Franklin Federal Money Fund ..............................................................    145,506,185        65.25%


4.  INCOME TAXES

At June 30, 2001, The Money Market Portfolio had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

        Capital loss carryovers expiring in:
          2008 .............................    $ 8,692
          2009 .............................      9,285
                                                -------
                                                $17,977
                                                =======

At June 30, 2001, The Money Market Portfolio had deferred capital losses occurring subsequent to October 31, 2000 of $5,085. For tax purposes, such losses will be reflected in the year ending June 30, 2002.


28

SHAREHOLDER LETTER


--------------------------------------------------------------------------------
Your Fund's Goal: The Franklin Cash Reserves Fund seeks a high level of current income, consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of The Money Market Portfolio (the Portfolio), which has the same investment objective. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there is no guarantee that it will accomplish this goal.(1)
--------------------------------------------------------------------------------


Dear Shareholder:

This semiannual report for the Franklin Cash Reserves Fund covers the period ended December 31, 2001.

The past six months have been marked by extraordinary events, the likes of which could not even be imagined.

The United States economy limped through the first half of 2001, and entered the second half of the year on the verge of recession. Unemployment stood at 4.5%, up from a low of 3.9% in October of 2000. The manufacturing sector continued to contract, and consumer confidence plunged to its lowest level in five years. Annualized Gross Domestic Product (GDP) growth of the United States for the first two quarters of the year was a mere 1.3% and 0.3%, respectively. In


CONTENTS




Shareholder Letter ........................................................    1

Franklin Cash Reserves Fund ...............................................    4

Financial Highlights & Statement of Investments ...........................    6

Financial Statements ......................................................    8

Notes to Financial Statements .............................................   11

FUND CATEGORY

[PYRAMID GRAPHIC]


1. An investment in Franklin Cash Reserves Fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained. It is possible to lose money by investing in the Fund.

response, the Federal Reserve aggressively cut its federal funds target rate six times for a total of 275 basis points leading up to July.

During the second half of 2001, the economy struggled to gain traction. Corporate profits continued to disappoint, which led to job cuts and slower growth in personal income and consumption. Energy prices were stubbornly high, the global economy was slowing down, and the United States was still dealing with fallout from the negative wealth effect due to a declining stock market.

In the months following the events of September 11, the employment picture deteriorated, consumer confidence and spending sank, and it became clear to the National Bureau of Economic Research that we were in a recession. The bureau declared that the recession began in March. Annualized GDP fell throughout the year and, in the third and fourth quarters, was -1.3% and 0.2%, respectively. The United States' first recession in 10 years may continue well into 2002.

While there is still weakness in the economy, we are finally beginning to see some signs of recovery. Housing starts finished the year on a strong note. Interest rates remain low, as we are fresh off the largest refinancing wave in U.S. history. The monetary stimulus of the past year should continue to benefit the economy, and any fiscal stimulus package will only add to future growth. In addition, without inflation pressures, interest rates could very well remain at these levels for most of the next year. We expect there will be a recovery; the questions that remain are when and to what magnitude.

We continue to invest the Portfolio's assets exclusively in the highest-quality money market securities. For example, on

December 31, 2001, more than 95% of the securities purchased for the Portfolio carried a AA or higher long-term credit rating by Standard & Poor's(R) and Moody's(R), two independent credit rating agencies, with the balance rated A.(2) Consistent with the Fund's objective of providing shareholders with a higher quality and conservative investment vehicle, we do not invest the Portfolio's cash in derivatives or other potentially volatile securities that we believe involve undue risk.

Please remember that this discussion reflects our views and opinions, as well as the portfolio holdings, as of December 31, 2001, the end of the reporting period. Market and economic conditions, however, are changing constantly, which can be expected to affect our strategies and the Fund's portfolio composition. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.


Sincerely,

/s/ Charles B. Johnson

Charles B. Johnson
Chairman Franklin's Institutional Fiduciary Trust


2. This does not indicate a rating of the Fund.

THE MONEY MARKET PORTFOLIO
Portfolio Composition
12/31/01

[PIE CHART]

Commercial Paper                        47.4%
Certificates of Deposit                 29.2%
U.S. Government Agency Securities       11.8%
Repurchase Agreements                   11.1%
Bank Notes                               0.5%


FRANKLIN CASH RESERVES FUND

The Franklin Cash Reserves Fund's investment objective is to provide high current income, consistent with capital preservation and liquidity. The Fund invests all of its assets in shares of The Money Market Portfolio (the Portfolio), which has the same investment objective as the Fund's. The Portfolio, in turn, invests in various money market instruments such as:

-    U.S. government and federal agency obligations(3)

-    Certificates of deposit

-    Bank notes

-    High grade commercial paper

-    High grade short-term corporate obligations

-    Repurchase agreements collateralized by U.S. government securities(3)

The Portfolio's composition as a percentage of total investments on December 31, 2001 is shown to the left.


3. U.S. government securities, unlike federal agency obligations, are guaranteed by the U.S. government as to the timely payment of principal and interest. However, a guarantee as to the timely payment of principal and interest does not guarantee the value or the yield of these securities, nor does it guarantee the value of a mutual fund's shares.


     You will find a complete listing of the Fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 7 of this report.

PERFORMANCE SUMMARY


Reflecting the decline in short term interest rates during the reporting period, the Fund's seven-day effective yield began the reporting period at 3.62% on June 30, 2001, and ended at 1.44% on December 31, 2001. The average weighted maturity was 73 days as of June 30, 2001, compared to 56 days as of December 31, 2001.

FRANKLIN CASH RESERVES FUND

Total Returns vs. Lipper Institutional Money Market Funds Index(R) Periods Ended December 31, 2001

[BAR GRAPH]

                                           Lipper
                  Franklin              Institutional
                Cash Reserves           Money Market
                    Fund                 Funds Index
One-Year                3.67%                  4.16%

Three-Year             14.42%                 16.47%

Five-Year              26.44%                 29.58%

FRANKLIN CASH RESERVES FUND
Period Ended December 31, 2001
--------------------------------------------------------------------------------
Seven-day current yield(5)                                                 1.43%

Seven-day effective yield(5)                                               1.44%

Average Weighted Maturity                                                56 days


4. Source for Lipper Institutional Money Market Funds Index is Lipper Analytical Services, Inc. As of December 31, 2001, there were 211 funds in the institutional money market funds category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.

5. The seven-day effective yield assumes the compounding of daily dividends. Current and effective yields are for the seven-day period shown and reflect fluctuations in interest rates on Portfolio investments and Fund expenses.


Past performance does not guarantee future results.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

Financial Highlights


                                                         SIX MONTHS ENDED                      YEAR ENDED JUNE 30,
                                                         DECEMBER 31, 2001  -------------------------------------------------------
                                                           (UNAUDITED)        2001        2000        1999        1998        1997
                                                         --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .................       $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $  1.00
                                                         --------------------------------------------------------------------------
Income from investment operations - net investment
  income .............................................           .013           .052        .049        .044        .051       .050

Less distributions from net investment income ........          (.013)         (.052)      (.049)      (.044)      (.051)     (.050)
                                                         --------------------------------------------------------------------------
Net asset value, end of period .......................       $   1.00       $   1.00    $   1.00    $   1.00    $   1.00    $  1.00
                                                         ==========================================================================

Total return(a) ......................................           1.32%          5.31%       5.07%       4.49%       5.28%      5.11%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ....................       $179,354       $153,223    $117,081    $135,390    $119,585    $76,510

Ratios to average net assets:

  Expenses(b) ........................................          .85%(c)          .88%        .81%        .82%        .50%       .50%

  Expenses excluding waiver and payment by affiliate
    (b)...............................................          .86%(c)          .89%        .82%        .82%        .77%       .69%

  Net investment income ..............................         2.56%(c)         5.12%       4.91%       4.38%       5.14%      5.00%


(a)  Total return is not annualized for periods less than one year.
(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.
(c)  Annualized.

                       See notes to financial statements.
6

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (UNAUDITED)

                                                                                           SHARES                       VALUE
--------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS 98.2%
The Money Market Portfolio (Note 1) (COST $176,157,641) ...........................     176,157,641                 $176,157,641
OTHER ASSETS, LESS LIABILITIES 1.8% ...............................................                                    3,196,400
                                                                                                                    ------------
NET ASSETS 100.0% .................................................................                                 $179,354,041
                                                                                                                    ============

                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (UNAUDITED)

Assets:
  Investments in securities, at value and cost ..................   $176,157,641
  Receivables from capital shares sold ..........................      3,656,797
                                                                    ------------
      Total assets ..............................................    179,814,438
                                                                    ------------

Liabilities:
  Payables:
    Capital shares redeemed .....................................        325,313
    Affiliates ..................................................        111,419
  Other liabilities .............................................         23,665
                                                                    ------------
      Total liabilities .........................................        460,397
                                                                    ------------
Net assets, at value ............................................   $179,354,041
                                                                    ============
Shares outstanding ..............................................    179,354,041
                                                                    ------------
Net asset value per share .......................................   $       1.00
                                                                    ============

                       See notes to financial statements.
8

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)


Investment income:
  Dividends .......................................................   $2,782,400
                                                                      ----------
Expenses:
  Administrative fees (Note 3) ....................................      213,575
  Distribution fees (Note 3) ......................................      212,687
  Transfer agent fees (Note 3) ....................................      142,734
  Reports to shareholders .........................................        5,231
  Registration and filing fees ....................................        9,875
  Professional fees ...............................................       12,018
  Trustees' fees and expenses .....................................        1,295
  Other ...........................................................        3,257
                                                                      ----------
      Total expenses ..............................................      600,672
                                                                      ----------
        Net investment income .....................................    2,181,728
                                                                      ----------
Net increase in net assets resulting from operations ..............   $2,181,728
                                                                      ==========

                       See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 2001

                                                                                                  SIX MONTHS            YEAR
                                                                                                     ENDED              ENDED
                                                                                               DECEMBER 31, 2001     JUNE 30, 2001
                                                                                               -----------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income..................................................................       $  2,181,728        $  6,700,317
  Distributions to shareholders from net investment income.................................         (2,181,728)         (6,700,317)
  Capital share transactions (Note 2)......................................................         26,130,687          36,142,810
                                                                                               -----------------------------------
      Net increase in net assets...........................................................         26,130,687          36,142,810
Net assets (there is no undistributed net investment income at beginning or end of period):
  Beginning of period......................................................................        153,223,354         117,080,544
                                                                                               -----------------------------------
  End of period............................................................................       $179,354,041        $153,223,354
                                                                                               ===================================

                       See notes to financial statements.
10

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Notes to Financial Statements (unaudited)

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of three separate series (the Funds). Franklin Cash Reserves Fund (the Fund) included in this report is diversified. The Fund's investment objective is to seek high current income consistent with the preservation of capital and liquidity.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

a.   SECURITY VALUATION

The Fund holds portfolio shares that are valued at its proportionate interest in the net asset value of the Portfolio. As of December 31, 2001, the Fund owns 3.21% of the Portfolio.

b.   INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c.   SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily and distributed monthly.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

d.   ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

Notes to Financial Statements (unaudited) (continued)


2.   SHARES OF BENEFICIAL INTEREST

At December 31, 2001, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares were as follows:


                                                                                     SIX MONTHS                        YEAR
                                                                                        ENDED                          ENDED
                                                                                   DECEMBER 31, 2001                JUNE 30, 2001
                                                                                   ----------------------------------------------
Shares sold .................................................................        $ 100,441,215                  $ 160,000,781
Shares issued in reinvestment of distributions ..............................            2,200,157                      6,682,065
Shares redeemed .............................................................          (76,510,685)                  (130,540,036)
                                                                                   ----------------------------------------------
Net increase ................................................................        $  26,130,687                  $  36,142,810
                                                                                   ==============================================

3.   TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investors Services, LLC (Investors Services), the Fund's administrative manager, principal underwriter, and transfer agent, respectively, and of the Portfolio.

The Fund pays an administrative fee to Advisers of .25% per year of the Fund's average daily net assets.

The Fund reimburses Distributors up to .25% per year of its average daily net assets for costs incurred in marketing the Fund's shares.

The Fund paid transfer agent fees of $142,734 of which $132,551 was paid to Investor Services.

THE MONEY MARKET PORTFOLIOS
Financial Highlights


THE MONEY MARKET PORTFOLIO


                                          SIX MONTHS ENDED                            YEAR ENDED JUNE 30,
                                          DECEMBER 31, 2001   ---------------------------------------------------------------
                                             (UNAUDITED)         2001         2000         1999         1998        1997
                                          -----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
  the period)
Net asset value, beginning of period ..       $     1.00      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                          -----------------------------------------------------------------------------------
Income from investment operations -
  net investment income ...............             .017            .059         .056         .051         .055         .053
Less distributions from
  net investment income ...............            (.017)          (.059)       (.056)       (.051)       (.055)       (.053)
                                          -----------------------------------------------------------------------------------
Net asset value, end of period ........       $     1.00      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                          ===================================================================================

Total return(a) .......................             1.67%           6.08%        5.75%        5.18%        5.64%        5.47%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)......       $5,491,104      $4,490,919   $4,144,043   $3,672,404   $2,043,629   $1,773,546
Ratios to average net assets:
  Expenses.............................              .15%(b)         .15%         .15%         .15%         .15%         .15%
  Expenses excluding waiver and
    payments by affiliate..............              .16%(b)         .16%         .16%         .15%         .16%         .16%
  Net investment income................             3.28%(b)        5.91%        5.65%        5.04%        5.50%        5.34%


(a)  Total return is not annualized for periods less than one year.
(b)  Annualized.

                       See notes to financial statements.
                                                                              13

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (UNAUDITED)

                                                                                           PRINCIPAL
THE MONEY MARKET PORTFOLIO                                                                  AMOUNT                    VALUE
                                                                                         -------------            --------------
   BANK NOTES .5%
   Bank of America NT & SA, 2.40%, 1/04/02 (Cost $25,000,810) ........................    $  25,000,000           $   25,000,810
                                                                                                                  --------------
   Certificates of Deposit 29.1%
   ABN AMRO Bank NV, Chicago Branch, 1.82%, 4/09/02 ..................................       50,000,000               50,002,706
   Australia & New Zealand Banking Group Ltd., New York Branch, 2.12% - 2.51%,
     1/02/02 - 1/14/02 ...............................................................      125,000,000              125,001,138
   Bank of Montreal, Chicago Branch, 1.90% - 3.65%, 2/20/02 - 2/26/02 ................      100,000,000              100,001,451
   Barclays Bank PLC, New York Branch, 4.41% - 4.85%, 3/04/02 - 4/16/02 ..............      150,000,000              149,999,452
   Bayerische Landesbank Girozen, New York Branch, 2.26%, 1/17/02 - 1/18/02 ..........      100,000,000              100,000,456
   Credit Agricole, New York Branch, 2.11% - 2.47%, 1/15/02 - 3/20/02 ................      150,000,000              150,000,401
   Deutsche Bank AG, New York Branch, 2.27% - 5.20%, 1/14/02 - 3/22/02 ...............      150,000,000              150,002,367
   Dexia Bank, New York Branch, 2.045% - 4.24%, 1/31/02 - 5/23/02 ....................      150,000,000              150,002,098
   Dresdner Bank AG, New York Branch, 2.02%, 2/12/02 .................................       50,000,000               50,000,580
   Lloyds Bank PLC, New York Branch, 1.72% - 2.01%, 4/01/02 - 4/30/02 ................      150,000,000              150,004,264
   Rabobank Nederland NV, New York Branch, 1.995% - 5.20%, 1/30/02 - 2/19/02 .........      125,000,000              125,000,954
   Royal Bank of Canada, New York Branch, 4.025%, 7/02/02 ............................       50,000,000               50,002,429
   Svenska Handelsbanken, New York Branch, 2.00%, 2/21/02 ............................       50,000,000               50,000,704
   Toronto Dominion Bank, New York Branch, 3.615%, 1/22/02 ...........................       50,000,000               50,001,731
   UBS AG, Connecticut Branch, 1.75% - 4.01%, 2/22/02 - 7/02/02 ......................      150,000,000              150,111,221
                                                                                                                  --------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $1,600,131,952) ...............................                             1,600,131,952
                                                                                                                  ==============
(a)COMMERCIAL PAPER 47.2%
   Abbey National North America Corp., 1.935% - 3.94%, 1/28/02 - 4/18/02 .............      150,000,000              149,419,357
   Abbott Laboratories, 1.85%, 1/16/02 - 1/18/02 .....................................       50,000,000               49,958,889
   ABN Amro North American Finance Inc., 1.78% - 3.45%, 2/07/02 - 4/08/02 ............      100,000,000               99,582,903
   Asset Securitization Cooperative Corp., 2.25%, 1/23/02 - 1/25/02 ..................      150,000,000              149,784,375
   Bank of Montreal, 1.725%, 4/25/02 .................................................       50,000,000               49,726,875
   Canadian Wheat Board, 1.77% - 2.09%, 3/13/02 - 4/10/02 ............................      150,000,000              149,367,925
   Commonwealth Bank of Australia, 1.84% - 2.165%, 1/29/02 - 6/07/02 .................      100,000,000               99,514,583
   Delaware Funding Corp., 1.87% - 1.90%, 1/14/02 - 1/17/02 ..........................       70,234,000               70,181,159
   Forrestal Funding Master Trust, 1.88% - 1.90%, 1/22/02 - 1/31/02 ..................      128,313,000              128,149,893
   General Electric Capital Corp., 2.03% - 3.86%, 2/01/02 - 3/25/02 ..................      150,000,000              149,383,521
   Goldman Sachs Group Inc., 2.50%, 1/03/02 - 1/07/02 ................................      150,000,000              149,961,805
   Halifax PLC, 1.98% - 3.345%, 2/08/02 - 4/26/02 ....................................      150,000,000              149,266,264
   ING America Insurance Holdings, 1.88% - 2.00%, 3/12/02 - 3/26/02 ..................       50,000,000               49,791,944
   Internationale Ned. U.S. Funding, 3.375%, 2/14/02 .................................       50,000,000               49,793,750
   Morgan Stanley Dean Witter & Co. Inc., 2.35%, 1/08/02 - 1/10/02 ...................      150,000,000              149,921,667
   National Australia Funding, 1.86%, 1/02/02 - 1/03/02 ..............................       50,000,000               49,996,125
   Nestle Capital Corp., 1.99% - 2.23%, 3/27/02 - 4/19/02 ............................      150,000,000              149,135,264
   Procter & Gamble Co., 1.89% - 2.00%, 2/27/02 - 3/07/02 ............................      150,000,000              149,517,569
   Province of British Columbia, 1.83%, 6/05/02 ......................................       22,200,000               22,025,083
   Rabobank Nederland NV, 3.36%, 2/25/02 .............................................       25,000,000               24,871,667
   Royal Bank of Canada, 1.98% - 3.75%, 2/04/02 - 3/15/02 ............................      105,000,000              104,608,597
   Salomon Smith Barney Inc., 1.65%, 1/02/02 .........................................      150,000,000              149,993,125
   SBC Communications Inc., 2.00%, 2/13/02 ...........................................       50,000,000               49,880,555
   Societe Generale of North America Inc., 1.82%, 3/05/02 - 3/08/02 ..................      150,000,000              149,512,139

THE MONEY MARKET PORTFOLIOS

                                                                                     PRINCIPAL
   THE MONEY MARKET PORTFOLIO                                                         AMOUNT                   VALUE
                                                                                   ------------            --------------
(a)COMMERCIAL PAPER (CONT.)
   Svenska Handelsbanken Inc., 3.36%, 2/25/02 ....................................   $ 25,000,000            $   24,871,667
   Westpac Capital Corp., 2.07% - 2.43%, 2/05/02 - 3/26/02 .......................     75,000,000                74,757,625
                                                                                                             --------------
   TOTAL COMMERCIAL PAPER (COST $2,592,974,326) ..................................                            2,592,974,326
                                                                                                             --------------
   U.S. GOVERNMENT AGENCY SECURITIES 11.7%
   Fannie Mae, 1.68% - 1.85%, 4/02/02 - 6/06/02 ..................................    448,043,000               445,693,594
   Federal Home Loan Mortgage Corp., 1.71% - 3.55%, 3/11/02 - 6/19/02 ............    200,000,000               198,342,889
                                                                                                             --------------
   TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $644,036,483) ...................                              644,036,483
                                                                                                             --------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $4,862,143,571) ..........                            4,862,143,571
                                                                                                             --------------
(b)REPURCHASE AGREEMENTS 11.1%
   Barclays Capital Inc., 1.55%, 1/02/02 (Maturity Value $119,705,307) ...........    119,695,000               119,695,000
     Collateralized by U.S. Treasury Notes
   Deutsche Banc Alex Brown Inc., 1.35%, 1/02/02 (Maturity Value $119,703,977)....    119,695,000               119,695,000
     Collateralized by U.S. Treasury Notes
   Morgan Stanley & Co. Inc., 1.50%, 1/02/02 (Maturity Value $119,704,975) .......    119,695,000               119,695,000
     Collateralized by U.S. Treasury Notes
   UBS Warburg LLC, 1.70%, 1/02/02 (Maturity Value $250,023,611) .................    250,000,000               250,000,000
     Collateralized by U.S. Government Agency Coupons
                                                                                                             --------------
   TOTAL REPURCHASE AGREEMENTS (COST $609,085,000) ...............................                              609,085,000
                                                                                                             --------------
   TOTAL INVESTMENTS (COST $5,471,228,571) 99.6% .................................                            5,471,228,571
   OTHER ASSETS, LESS LIABILITIES .4% ............................................                               19,875,565
                                                                                                             --------------
   NET ASSETS 100.0% .............................................................                           $5,491,104,136
                                                                                                             ==============

(a) Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.
(b)  See note 1(b) regarding repurchase agreements.


                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO


                                                   SIX MONTHS ENDED                        YEAR ENDED JUNE 30,
                                                   DECEMBER 31, 2001  -------------------------------------------------------------
                                                     (UNAUDITED)        2001          2000         1999        1998         1997
                                                   --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............  $    1.00          $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                                      -----------------------------------------------------------------------------
Income from investment operations - net
 investment income ..............................       .015               .056         .054         .049         .054         .052
Less distributions from net investment income ...      (.015)             (.056)       (.054)       (.049)       (.054)       (.052)
                                                      -----------------------------------------------------------------------------
Net asset value, end of period ..................  $    1.00          $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                                      =============================================================================

Total return(a) .................................       1.52%              5.75%        5.48%        4.97%        5.53%        5.34%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............  $ 222,995          $ 186,718    $ 221,993    $ 258,458    $ 263,226    $ 285,629
Ratios to average net assets:
 Expenses .......................................        .15%(b)            .15%         .15%         .15%         .15%         .15%
 Expenses excluding waiver and payments by
  affiliate                                              .16%(b)            .16%         .16%         .15%         .16%         .16%
 Net investment income ..........................       2.98%(b)           5.63%        5.36%        4.84%        5.40%        5.20%

(a)  Total return is not annualized for periods less than one year.
(b)  Annualized.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, DECEMBER 31, 2001 (UNAUDITED)

                                                                                              PRINCIPAL
 THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                         AMOUNT                    VALUE
------------------------------------------------------------------------------------------------------------------------------------
 GOVERNMENT SECURITIES 35.9%
   U.S. Treasury Bill, 2/14/02 .........................................................    $ 10,000,000              $  9,977,817
   U.S. Treasury Bill, 2/28/02 .........................................................      10,000,000                 9,948,122
   U.S. Treasury Bill, 3/07/02 .........................................................      10,000,000                 9,968,944
   U.S. Treasury Bill, 3/21/02 .........................................................      10,000,000                 9,963,133
   U.S. Treasury Note, 6.25%, 1/31/02 ..................................................      20,000,000                20,038,367
   U.S. Treasury Note, 6.375%, 4/30/02 .................................................       5,000,000                 5,044,027
   U.S. Treasury Note, 6.625%, 4/30/02 .................................................      10,000,000                10,106,327
   U.S. Treasury Note, 6.625%, 5/31/02 .................................................       5,000,000                 5,053,611
                                                                                                                      ------------
   TOTAL GOVERNMENT SECURITIES (COST $80,100,348) ......................................                                80,100,348
                                                                                                                      ------------
(a)REPURCHASE AGREEMENTS 63.8%
   ABN AMRO Inc., 1.50%, 1/02/02 (Maturity Value $9,000,750) ...........................       9,000,000                 9,000,000
    Collateralized by U.S. Treasury Bill
   Barclays Capital Inc., 1.55%, 1/02/02 (Maturity Value $29,402,532) ..................      29,400,000                29,400,000
    Collateralized by U.S. Treasury Notes
   Bear, Stearns & Co. Inc., 1.65%, 1/02/02 (Maturity Value $9,000,825) ................       9,000,000                 9,000,000
    Collateralized by U.S. Treasury Notes
   BMO Nesbitt Burns Corp., 1.65%, 1/02/02 (Maturity Value $9,000,825) .................       9,000,000                 9,000,000
    Collateralized by U.S. Treasury Notes
   Deutsche Banc Alex. Brown Inc., 1.35%, 1/02/02 (Maturity Value $29,402,205)..........      29,400,000                29,400,000
    Collateralized by U.S. Treasury Notes
   Dresdner Kleinwort Wasserstein Securities LLC, 1.55%, 1/02/02
    (Maturity Value $9,000,775) ........................................................       9,000,000                 9,000,000
    Collateralized by U.S. Treasury Notes
   Morgan Stanley & Co. Inc., 1.50%, 1/02/02 (Maturity Value $29,402,450) ..............      29,400,000                29,400,000
    Collateralized by U.S. Treasury Notes
   SG Cowen Securities Corp., 1.55%, 1/02/02 (Maturity Value $9,000,775) ...............       9,000,000                 9,000,000
    Collateralized by U.S. Treasury Notes
   UBS Warburg LLC., 1.65%, 1/02/02 (Maturity Value $9,000,825) ........................       9,000,000                 9,000,000
    Collateralized by U.S. Treasury Bond                                                                              ------------
   TOTAL REPURCHASE AGREEMENTS (COST $142,200,000) .....................................                               142,200,000
                                                                                                                      ------------
   TOTAL INVESTMENTS (COST $222,300,348) 99.7% .........................................                               222,300,348
                                                                                                                      ------------
   OTHER ASSETS, LESS LIABILITIES .3% ..................................................                                   694,203
                                                                                                                      ------------
   NET ASSETS 100.0% ...................................................................                              $222,994,551
                                                                                                                      ============

(a) See note 1(b) regarding repurchase agreements.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2001 (UNAUDITED)

                                                                                                                     THE U.S.
                                                                                                                    GOVERNMENT
                                                                                              THE                   SECURITIES
                                                                                          MONEY MARKET             MONEY MARKET
                                                                                           PORTFOLIO                PORTFOLIO
                                                                                        ---------------------------------------
Assets:
 Investments in securities, at value and cost......................................     $4,862,143,571             $ 80,100,348
 Repurchase agreements, at value and cost .........................................        609,085,000              142,200,000
 Cash .............................................................................              2,354                      891
 Interest receivable ..............................................................         20,547,620                  726,259
                                                                                        ---------------------------------------
      Total assets ................................................................      5,491,778,545              223,027,498
                                                                                        ---------------------------------------
Liabilities:
 Payables:
  Affiliates ......................................................................            611,146                   25,049
  Professional fees ...............................................................             24,386                    5,179
 Other liabilities ................................................................             38,877                    2,719
                                                                                        ---------------------------------------
      Total liabilities ...........................................................            674,409                   32,947
                                                                                        ---------------------------------------
Net assets, at value ..............................................................     $5,491,104,136             $222,994,551
                                                                                        ---------------------------------------
Shares outstanding ................................................................      5,491,104,136              222,994,551
                                                                                        ---------------------------------------
Net asset value per share .........................................................     $         1.00             $       1.00
                                                                                        =======================================

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)

                                                                          THE U.S.
                                                                         GOVERNMENT
                                                             THE         SECURITIES
                                                        MONEY MARKET    MONEY MARKET
                                                          PORTFOLIO      PORTFOLIO
                                                        ----------------------------
Investment income:
 Interest ........................................      $ 80,815,759    $  3,080,922
                                                        ----------------------------
Expenses:
 Management fees (Note 3) ........................         3,551,889         148,468
 Transfer agent fees (Note 3) ....................            92,142           3,113
 Custodian fees ..................................            20,830             963
 Reports to shareholders .........................             5,222             376
 Professional fees ...............................            18,187           8,711
 Trustees' fees and expenses .....................             5,639             245
 Other ...........................................            22,803           1,821
                                                        ----------------------------
      Total expenses .............................         3,716,712         163,697
      Expenses waived/paid by affiliate (Note 3)..          (161,734)        (14,866)
                                                        ----------------------------
       Net expenses ..............................         3,554,978         148,831
                                                        ----------------------------
        Net investment income ....................        77,260,781       2,932,091
                                                        ----------------------------
Net realized gain from investments ...............            83,083              --
                                                        ----------------------------
Net increase in net assets resulting from
  operations .....................................      $ 77,343,864    $  2,932,091
                                                        ============================

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2001 (UNAUDITED)
AND THE YEAR ENDED JUNE 30, 2001

                                                                                                THE U.S. GOVERNMENT SECURITIES
                                                          THE MONEY MARKET PORTFOLIO                MONEY MARKET PORTFOLIO
                                                      ---------------------------------------------------------------------------
                                                         SIX MONTHS             YEAR               SIX MONTHS          YEAR
                                                            ENDED               ENDED                 ENDED            ENDED
                                                      DECEMBER 31, 2001     JUNE 30, 2001       DECEMBER 31, 2001  JUNE 30, 2001
                                                      ---------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ............................   $   77,260,781       $  240,810,924       $    2,932,091    $   11,219,781
  Net realized gain (loss) from investments ........           83,083               (5,085)                  --                --
                                                      ---------------------------------------------------------------------------
      Net increase in net assets resulting
        from operations ............................       77,343,864          240,805,839            2,932,091        11,219,781
 Distributions to shareholders from net
   investment income ...............................      (77,343,864)(a)     (240,805,839)(b)       (2,932,091)      (11,219,781)
 Capital share transactions (Note 2) ...............    1,000,184,909          376,876,187           36,276,422       (35,274,816)
                                                      ---------------------------------------------------------------------------
      Net increase (decrease) in net assets ........    1,000,184,909          376,876,187           36,276,422       (35,274,816)
Net assets (there is no undistributed net investment
 income at beginning or end of period):
  Beginning of period ..............................    4,490,919,227        4,114,043,040          186,718,129       221,992,945
                                                      ---------------------------------------------------------------------------
  End of period ....................................   $5,491,104,136       $4,490,919,227       $  222,994,551    $  186,718,129
                                                      ===========================================================================

(a) Distributions were increased by a net realized gain from investments of $83,083.
(b) Distributions were decreased by a net realized loss from investments of $5,085.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

a. SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

b. REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At December 31, 2001, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

c. INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2001, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                                                                        THE
                                                                                        THE                        U.S. GOVERNMENT
                                                                                    MONEY MARKET                   SECURITIES MONEY
                                                                                     PORTFOLIO                     MARKET PORTFOLIO
                                                                                ---------------------------------------------------
Six months ended December 31, 2001
  Shares sold ................................................................  $  4,677,344,481                   $    155,247,423
  Shares issued in reinvestment of distributions..............................         77,344,814                         2,932,300
  Shares redeemed ............................................................    (3,754,504,386)                      (121,903,301)
                                                                                ---------------------------------------------------
    Net increase .............................................................  $  1,000,184,909                   $     36,276,422
                                                                                ===================================================
Year ended June 30, 2001
  Shares sold ................................................................  $ 24,764,437,164                   $    619,229,326
  Shares issued in reinvestment of distributions..............................       241,376,023                         11,219,610
  Shares redeemed ............................................................   (24,628,937,000)                      (665,723,752)
                                                                                ---------------------------------------------------
    Net increase (decrease) ..................................................  $    376,876,187                   $    (35,274,816)
                                                                                ===================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/ Templeton Investor Services, LLC (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees as noted in the Statements of Operations.

At December 31, 2001, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                                                    PERCENTAGE OF
                                                                                                    SHARES        OUTSTANDING SHARES
                                                                                                ------------------------------------
Institutional Fiduciary Trust - Money Market Portfolio .......................................  2,899,308,488           52.80%
Franklin Money Fund ..........................................................................  2,329,214,830           42.42%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ..................................    176,157,641            3.21%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund ..........................     86,423,177            1.57%

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (cont.)

At December 31, 2001, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                                                   PERCENTAGE OF
                                                                                                     SHARES      OUTSTANDING SHARES
                                                                                                   -----------   ------------------
Institutional Fiduciary Trust - Franklin U.S. Government Securities Money Market Portfolio...       77,488,366         34.75%
Franklin Federal Money Fund .................................................................      145,506,185         65.25%

4. INCOME TAXES

At June 30, 2001, The Money Market Portfolio had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

        Capital loss carryovers expiring in:
         2008 .............................................     $       8,692
         2009 .............................................             9,285
                                                                -------------
                                                                $      17,977
                                                                =============

At June 30, 2001, The Money Market Portfolio had deferred capital losses occurring subsequent to October 31, 2000 of $5,085. For tax purposes, such losses will be reflected in the year ending June 30, 2002.

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